Filed under Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA American Funds Growth-Income Portfolio

(the “Portfolio”)

Supplement dated August 13, 2018

to the Portfolio’s Summary Prospectus dated May 1, 2018

Effective immediately:

In the section entitled “Portfolio Summary: SA American Funds Growth-Income Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Master Growth- Income Fund Since
J. Blair Frank Partner – Capital Research Global Investors	2006
Claudia P. Huntington Partner – Capital Research Global Investors	1994
S. Keiko McKibben Partner – Capital Research Global Investors	2018
Donald D. O’Neal Partner – Capital Research Global Investors	2005
William L. Robbins Partner – Capital International Investors	2011
Dylan J. Yolles Partner – Capital International Investors	2005

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-GI2 (08/18)